Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The Company owned equipment recorded at cost which consisted of the following as of December 31, 2015 and 2014:

	2015	2014
Computer equipment	$21,565	$19,519
Furniture and fixtures	11,088	11,088
Subtotal	32,653	30,607
Accumulated depreciation	(22,414)	(17,794)
Property and equipment, net	$10,239	$12,813

Depreciation expense was $4,620 and $5,933 for the years ended December 31, 2015 and 2014, respectively.